Short-term bank loans and other debt (Details) - USD ($)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Short-term Debt [Line Items]
Short-term bank loans and other debt		$ 247,758,295	$ 178,576,151
Loan from The Bank of East Asia [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt		58,716,253	34,421,617
Loan from The Bank of East Asia [Member] | Loan from The Bank of East Asia, Due June 2, 2017, at 1.10% plus 3 month LIBOR [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt		$ 0 [1]	34,421,617
Maturity date		Jun. 02, 2017
Stated rate		1.10%
Loan from The Bank of East Asia [Member] | Loan from The Bank of East Asia, Due June 1, 2018, at 1.10% plus 3 month LIBOR [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt	[1]	$ 34,421,617	0
Maturity date		Jun. 01, 2018
Stated rate		1.10%
Loan from The Bank of East Asia [Member] | Loan from The Bank of East Asia, Due September 27, 2018, at 1.10% plus 3 month LIBOR [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt	[2]	$ 24,294,636	0
Maturity date		Sep. 27, 2018
Stated rate		1.10%
Loan from Ping'an Real estate Co., Ltd. [Member] | Loan from Pingan Real estate Co., Ltd., Due April 20, 2017, at 6.00% per annum [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt	[3]	$ 0	43,246,360
Maturity date		Apr. 20, 2017
Stated rate		6.00%
Loan from Huarong International Trust Co., Ltd. [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt		$ 20,522,788	100,908,174
Loan from Huarong International Trust Co., Ltd. [Member] | Loan from Huarong International Trust Co.,Ltd., Due September 30, 2017, at 8.30% per annum [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt	[3]	$ 0	100,908,174
Maturity date		Sep. 30, 2017
Stated rate		8.30%
Loan from Huarong International Trust Co., Ltd. [Member] | Loan from Huarong International Trust Co., Ltd., Due August 9, 2018, at 8.50% per annum [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt	[4]	$ 20,522,788	0
Maturity date		Aug. 09, 2018
Stated rate		8.50%
Loan from Henan Zhongyuan Microfinance Co., Ltd. [Member] | Loan from Henan Zhongyuan Microfinance Co., Ltd., Due July 27, 2018, at 10.00% per annum [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt		$ 7,652,046	0
Maturity date		Jul. 27, 2018
Stated rate		10.00%
Loan from Zhongyuan Aviation Leasing Co.,Ltd. [Member] | Loan from Zhongyuan Aviation Leasing Co.,Ltd., Due November 23, 2018, at 10.00% per annum [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt	[5]	$ 15,304,092	0
Maturity date		Nov. 23, 2018
Stated rate		10.00%
Loan from Bridge Trust Co., Ltd [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt		$ 87,845,490
Debt Instrument, Interest Rate Terms		As agreed, the interest rate was 9.50% before January 1, 2018 and will increase to 9.81% after January 1, 2018.
Loan from Bridge Trust Co., Ltd [Member] | Loan from Bridge Trust Co., Ltd., Due November 29, 2018, at 9.50% per annum [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt		$ 45,912,277	0
Maturity date		Nov. 29, 2018
Stated rate		90.50%
Loan from Bridge Trust Co., Ltd [Member] | Loan from Bridge Trust Co., Ltd., Due May 29, 2018, at 9.50% per annum [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt		$ 41,933,213	0
Maturity date		May 29, 2018
Stated rate		9.50%
Loan from China Huarong Asset Management Co., Ltd. Shannxi Branch [Member] | Loan from China Huarong Asset Management Co., Ltd. Shaanxi Branch, Due December 14, 2018, at 11.50% per annum [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt		$ 15,304,092	0
Maturity date		Dec. 14, 2018
Stated rate		11.50%
Loan from Kunlun Trust Co., Ltd. [Member] | Loan from Kunlun Trust Co., Ltd., Due December 28, 2018, at 8.20% per annum [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt		$ 38,260,231	0
Maturity date		Dec. 28, 2018
Stated rate		8.20%
Uncommitted on-demand revolving facilities from Bank of China International Limited [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt		$ 4,153,303	0
Uncommitted on-demand revolving facilities from Bank of China International Limited [Member] | Uncommitted on-demand revolving facilities from Bank of China International Limited, 1.00 plus LIBOR [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt	[6]	$ 3,935,538	0
Stated rate		1.00%
Uncommitted on-demand revolving facilities from Bank of China International Limited [Member] | Uncommitted on-demand revolving facilities from Bank of China International Limited, 1.00 plus HIBOR [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt	[6]	$ 217,765	$ 0
Stated rate		1.00%

[1]	The loan contract with the Bank of East Asia was amended to extend the maturity date of the loan. The Company accounted for the amendments, which did not result in a debt extinguishment pursuant to ASC 470-50, Debt – Modifications and Exchanges. Pursuant to the amended loan contract, this loan is denominated in US$ and is secured by restricted cash of US$38,719,354 (December 31, 2016: US$36,471,097).
[2]	Pursuant to the agreements with the Bank of East Asia this short-term debt is denominated in US$ and is secured by restricted cash of US$26,059,808 (December 31, 2016: nil).
[3]	These loans were paid in full or partially repaid in 2017.
[4]	Pursuant to the agreements with Huarong International Trust Co., Ltd, this other short-term debt is secured by the Group’s 100% equity interest of Hunan Xintian.
[5]	Pursuant to the agreements with Zhongyuan Aviation Leasing Co.,Ltd. this other short-term debt is secured by the Group’s 100% equity interest of Zhengzhou Shengdao Real Estate Co., Ltd. and the Zhengzhou Shengdao’s account receivables due from homebuyers amounting to US$17,004,691 (December 31, 2016: nil).
[6]	These represent revolving credit facilities that are unsecured and repayable on demand.